Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 98.4%
Health Care 98.4%
Biotechnology 15.9%
Acceleron Pharma, Inc.*	15,185	2,032,968
Alnylam Pharmaceuticals, Inc.*	16,743	3,372,543
Amgen, Inc.	28,878	6,512,855
Arena Pharmaceuticals, Inc.*	14,577	771,415
Argenx SE (ADR)* (a)	3,423	1,133,082
Ascendis Pharma A/S (ADR)*	8,900	1,394,897
Biogen, Inc.*	7,987	2,706,874
Biohaven Pharmaceutical Holding Co., Ltd.*	18,782	2,464,950
BioMarin Pharmaceutical, Inc.*	20,242	1,704,579
BioNTech SE (ADR)*	1,385	455,928
Blueprint Medicines Corp.*	11,193	1,043,971
Curis, Inc.*	41,200	364,620
Fate Therapeutics, Inc.* (a)	10,869	796,154
Forma Therapeutics Holdings, Inc.*	11,333	272,332
Genmab AS*	3,815	1,806,283
Gilead Sciences, Inc.	45,004	3,275,391
Global Blood Therapeutics, Inc.* (a)	28,871	828,309
Guardant Health, Inc.*	12,134	1,544,294
Incyte Corp.*	13,679	1,046,307
Insmed, Inc.*	22,560	632,582
Intellia Therapeutics, Inc.*	1,968	315,923
Kymera Therapeutics, Inc.*	12,192	757,611
Mersana Therapeutics, Inc.*	30,581	425,993
Mirati Therapeutics, Inc.*	6,454	1,095,437
Moderna, Inc.*	4,096	1,542,922
Natera, Inc.*	13,691	1,621,425
Neurocrine Biosciences, Inc.*	12,712	1,210,182
PMV Pharmaceuticals, Inc.*	19,489	591,491
Regeneron Pharmaceuticals, Inc.*	8,200	5,521,880
Seagen, Inc.*	17,710	2,968,196
TG Therapeutics, Inc.*	26,664	721,795
Turning Point Therapeutics, Inc.*	5,973	460,040
Vertex Pharmaceuticals, Inc.*	12,717	2,547,088
Zentalis Pharmaceuticals, Inc.*	10,287	701,471
		54,641,788
Health Care Services 22.3%
agilon health, Inc.* (a)	27,721	970,235
Anthem, Inc.	12,900	4,839,177
Centene Corp.*	56,654	3,568,069
Charles River Laboratories International, Inc.*	11,929	5,294,806
Cigna Corp.	23,202	4,910,703
Humana, Inc.	16,389	6,644,428
IQVIA Holdings, Inc.*	21,642	5,621,077
Laboratory Corp. of America Holdings*	12,366	3,751,597
Owens & Minor, Inc.	16,651	620,749
Phreesia, Inc.*	16,919	1,210,555

RadNet, Inc.*	39,287	1,234,005
Surgery Partners, Inc.* (a)	16,501	811,849
Teladoc Health, Inc.* (a)	5,796	837,058
Thermo Fisher Scientific, Inc.	22,823	12,665,624
UnitedHealth Group, Inc.	52,689	21,932,850
Veeva Systems, Inc. "A"*	5,464	1,813,939
		76,726,721
Medical Supply & Specialty 35.0%
10X Genomics, Inc. "A"*	9,958	1,751,811
Abbott Laboratories	87,424	11,047,771
Agilent Technologies, Inc.	25,499	4,474,309
Alcon, Inc.	46,345	3,822,072
Align Technology, Inc.*	5,277	3,741,393
Avantor, Inc.*	87,758	3,461,175
Becton, Dickinson & Co.	13,447	3,384,610
Bio-Techne Corp.	3,461	1,727,524
Boston Scientific Corp.*	177,335	8,006,675
Danaher Corp.	24,629	7,983,737
DexCom, Inc.*	6,798	3,598,997
Edwards Lifesciences Corp.*	53,263	6,241,358
Envista Holdings Corp.*	30,526	1,306,208
Hologic, Inc.*	54,995	4,352,854
IDEXX Laboratories, Inc.*	7,207	4,855,788
Illumina, Inc.*	5,091	2,327,402
Inari Medical, Inc.*	14,939	1,222,907
Inspire Medical Systems, Inc.*	6,141	1,372,882
Insulet Corp.*	7,632	2,272,886
Intuitive Surgical, Inc.*	7,171	7,555,079
LHC Group, Inc.*	8,943	1,670,195
Maravai LifeSciences Holdings Inc. "A"*	19,254	1,139,452
Masimo Corp.*	14,348	3,896,056
Medtronic PLC	80,748	10,778,243
Nevro Corp.*	7,423	905,606
Penumbra, Inc.* (a)	3,740	1,028,313
ResMed, Inc.	6,532	1,897,742
Shockwave Medical, Inc.*	3,368	721,459
Stryker Corp.	19,774	5,479,375
Tandem Diabetes Care, Inc.*	16,871	1,892,420
Teleflex, Inc.	3,849	1,522,126
West Pharmaceutical Services, Inc.	4,616	2,084,678
Zimmer Biomet Holdings, Inc.	21,310	3,206,089
		120,729,192
Pharmaceuticals 25.2%
AbbVie, Inc.	49,017	5,920,273
AstraZeneca PLC (ADR)	105,905	6,172,143
Bristol-Myers Squibb Co.	104,740	7,002,917
Eli Lilly & Co.	53,951	13,935,004
Johnson & Johnson	98,064	16,977,820
Lonza Group AG (Registered)	5,035	4,261,125
Merck & Co., Inc.	34,946	2,666,030
Novo Nordisk AS (ADR) (a)	33,100	3,309,007
Pfizer, Inc.	217,270	10,009,629
Roche Holding AG (Genusschein)	12,468	5,006,942
Sanofi (ADR) (a)	103,537	5,361,146

Zoetis, Inc.	28,106	5,749,363
Zogenix, Inc.* (a)	24,720	366,103
		86,737,502
Total Common Stocks (Cost $167,009,699)		338,835,203

Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $10,923,186)	10,923,186	10,923,186

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $5,290,082)	5,290,082	5,290,082

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $183,222,967)	103.1	355,048,471
Other Assets and Liabilities, Net	(3.1)	(10,761,609)
Net Assets	100.0	344,286,862
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 are as follows:
Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
11,183,946	—	260,760 (d)	—	—	12,727	—	10,923,186	10,923,186
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.03% (b)
4,927,004	17,452,578	17,089,500	—	—	283	—	5,290,082	5,290,082
16,110,950	17,452,578	17,350,260	—	—	13,010	—	16,213,268	16,213,268
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $10,597,016, which is 3.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$338,835,203	$—	$—	$338,835,203
Short-Term Investments (a)	16,213,268	—	—	16,213,268
Total	$355,048,471	$—	$—	$355,048,471
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH1
R-080548-1 (1/23)